Shareholder Fees - FIMMFunds-Class2ComboPRO	May 30, 2024 USD ($)
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none